Risk management and financial instruments (Details) (USD $)	3 Months Ended			3 Months Ended																					3 Months Ended															1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014 ExxonMobil		Mar. 31, 2013 ExxonMobil		Mar. 31, 2014 Total	Mar. 31, 2013 Total	Mar. 31, 2014 Chevron	Mar. 31, 2013 Chevron	Mar. 31, 2014 BP	Mar. 31, 2013 BP	Mar. 31, 2014 Tullow	Mar. 31, 2013 Tullow	Mar. 31, 2014 West Vencedor	Mar. 31, 2014 Tender Rig T15	Mar. 31, 2014 Tender Rig T16	Mar. 31, 2014 West Aquarius	Mar. 31, 2014 West Capella	Mar. 31, 2014 West Leo	Mar. 31, 2014 West Auriga	Mar. 31, 2014 West Capricorn	Mar. 31, 2014 West Sirius	Mar. 31, 2014 Loss of Hire Insurance	Mar. 31, 2014 Recurring	Dec. 31, 2013 Recurring	Mar. 31, 2014 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1)	Mar. 31, 2014 Recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Recurring Significant Other Observable Inputs (Level 2)	Mar. 31, 2014 Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Recurring Significant Unobservable Inputs (Level 3)	Mar. 31, 2014 Fair value	Mar. 31, 2013 Fair value	Mar. 31, 2014 Carrying value	Mar. 31, 2013 Carrying value	Mar. 31, 2014 Seadrill and Subsidiaries	Dec. 31, 2013 Seadrill and Subsidiaries	Oct. 31, 2012 Seadrill Limited Credit Facility $300 Million Revolving Credit Facility	Mar. 31, 2014 Seadrill Limited Credit Facility $300 Million Revolving Credit Facility	Mar. 31, 2014 Seadrill Limited Notes Payable, Other Payables	Mar. 31, 2014 Seadrill Limited LIBOR Credit Facility $300 Million Revolving Credit Facility	Dec. 31, 2013 Seadrill Limited LIBOR Credit Facility $300 Million Revolving Credit Facility	Mar. 31, 2014 Interest Rate Swap	Mar. 31, 2013 Interest Rate Swap	Mar. 31, 2014 Interest Rate Swap Swap 1		Mar. 31, 2014 Interest Rate Swap Swap 2		Mar. 31, 2014 Interest Rate Swap Swap 3	Mar. 31, 2014 Interest Rate Swap Swap 4		Mar. 31, 2014 Interest Rate Swap Swap 5	Mar. 31, 2014 Interest Rate Swap Swap 6		Mar. 31, 2014 Interest Rate Swap Swap 7		Mar. 31, 2014 Interest Rate Swap Swap 8		Mar. 31, 2014 Interest Rate Swap Swap 9		Mar. 31, 2014 Interest Rate Swap Swap 10
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - assets																																						$ 23,900,000	$ 42,400,000
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities	30,200,000		0
Loss recognized																																													(49,200,000)
Gain recognized																																														3,400,000
Outstanding principal	2,953,100,000		2,067,800,000																																												231,900,000	[1]	100,000,000	[1]	200,000,000	442,500,000	[1]	90,500,000	88,200,000	[1]	400,000,000	[1],[2]	400,000,000	[1],[2]	375,000,000	[1],[2]	625,000,000	[1],[2]
Receive rate, variable rate basis																																								LIBOR							3 month LIBOR		3 month LIBOR		3 month LIBOR	3 month LIBOR		3 month LIBOR	3 month LIBOR		3 month LIBOR		3 month LIBOR		3 month LIBOR		3 month LIBOR
Pay rate, fixed rate (in hundredths)																																															1.11%		1.36%		1.36%	1.10%		1.11%	1.93%		2.52%		2.51%		2.51%		2.52%
Length of contract, inception date																																															Oct. 31, 2012		Oct. 31, 2012		Oct. 31, 2012	Feb. 28, 2013		May 31, 2013	Aug. 31, 2013		Feb. 28, 2014		Feb. 28, 2014		Feb. 28, 2014		Feb. 28, 2014
Length of contract, maturity date																																															Dec. 31, 2019		Oct. 31, 2019		Dec. 31, 2019	Jul. 31, 2018		Jun. 30, 2020	Dec. 31, 2020		Feb. 28, 2021		Feb. 28, 2021		Feb. 28, 2021		Feb. 28, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																																		130,100,000	89,700,000	130,100,000	89,700,000
Revolving credit facility																																		0	125,900,000	0	125,900,000
Current portion of long-term interest bearing debt																																		58,300,000	0	58,300,000	0
Current portion of long term debt to related party																																		91,700,000	108,300,000	91,700,000	108,300,000
Long-term interest bearing debt																																		2,180,800,000	0	2,180,800,000	0
Long-term portion of interest bearing debt to related party																																		709,100,000	1,826,400,000	709,100,000	1,826,400,000
Related party loan notes																																		100,000,000	299,900,000	100,000,000	299,900,000
Variable rate basis on debt issuance																																											LIBOR	LIBOR
Interest rate added to variable rate basis																																								5.00%			5.00%	5.00%
Commitment fee percentage (in hundredths)																																								2.00%	40.00%
Rate of interest																																										3.735%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities: Derivative instruments – Interest rate swap contracts																										(6,300,000)		0		(6,300,000)		0
Assets: Derivative instruments – Interest rate swap contracts																											42,400,000		0		42,400,000		0
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence	5,000,000
Insurance for physical damage, annual coverage limit	100,000,000
Self-insured retention period	60 days
Compensation period	290 days
Daily indemnity, percentage of contract day rate																									75.00%
Maximum claim per event for drilling rigs																250,000,000	250,000,000	250,000,000	400,000,000	400,000,000	400,000,000	750,000,000	750,000,000	750,000,000
Maximum claim per event for protection and indemnity insurance	$ 500,000
Concentration Risk [Line Items]
Concentration Risk, Percentage (in hundredths)	100.00%	100.00%		16.50%	[3]	19.30%	[3]	8.60%	19.50%	17.60%	8.50%	36.10%	37.40%	21.20%	15.30%

[1]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans
[2]	Third party interest rate swap agreements.
[3]	During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.